Other receivables, prepayments and deposits (Tables)	12 Months Ended
Dec. 31, 2021
Other receivables, prepayments and deposits
Schedule of other receivables, prepayments and deposits

	December 31,
	2021	2020

Utility deposits	$10	$16
Other receivables	47	107
Other prepayments	165	109
Other receivables, prepayments and deposits, net	$222	$232